Due to Related Parties (Details) - USD ($)		1 Months Ended	6 Months Ended	12 Months Ended
	Jul. 31, 2018	Jul. 23, 2018	Jun. 30, 2018	Dec. 31, 2019
Due to Related Parties (Textual)
Subscription agreements, description				On May 1, 2018, both directors submitted subscription agreements for $60,000 for 1,000,000 shares of company common stock, each to be settled with the company's debt.
CEO [Member]
Due to Related Parties (Textual)
Deposited	$ 50,000
Two Board of Director [Member]
Due to Related Parties (Textual)
Borrowing			$ 132,000
One Director [member]
Due to Related Parties (Textual)
Remaining balance		$ 12,000